RELATED PARTY TRANSACTIONS (Tables)	12 Months Ended
Dec. 31, 2022
Related Party [Abstract]
Disclosure of transactions between related parties
Compensation breakdown for key management personnel, comprising of the Company’s directors and executive officers, is as follows:

	Years ended December 31,
	2022	2021
Salaries and other benefits	$5.8	$6.0
Retirement benefits	2.4	0.3
Share-based payments	2.6	3.1
	$10.8	$9.4